Acquisition of King's Gaming Promotion Limited (Tables) - Kings Gaming [Member]	12 Months Ended
Dec. 31, 2016
Schedule Of Incentive Shares and Additional Incentive Shares Issued
The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the King’s Gaming Purchase Agreement) shall be released and issued to the Seller as follows:

	Gross Profit Target	Earnout/Incentive	Additional
Year	For Earnout/Incentive Shares	Shares	Incentive Shares
2011	$6,150,000	500,000	*
2012	$7,380,000	500,000	*
2013	$8,860,000	500,000	*
2014	$9,740,000	100,000	*
2015	$10,720,000	100,000	*
2016	$11,790,000	100,000	*
2017	$12,970,000	100,000	*
2018	$14,260,000	100,000	*
2019	$15,690,000	100,000	*
2020	$17,260,000	100,000	*

* For each $1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued.  The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than $1,000,000.

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination
As of November 10, 2010, the total estimated purchase price of $75,973,890, consisting of $9 million in cash, 1.5 million Ordinary Shares valued at $10.74 per share for a value of $16,110,000, and estimated contingent consideration of $50,863,890 consisting of contingent cash and Ordinary Shares, was allocated based on valuations performed to determine the fair values of the acquired assets, as follows:

Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement (fully impaired during three months ended June 30, 2016. See Note 5)	792,304
Profit interest agreement (fully impaired during three months ended June 30, 2016. See Note 5)	59,694,600
Goodwill (fully impaired during three months ended June 30, 2015)	15,008,424

Total Estimated Purchase Price	$75,973,890